SUBSEQUENT EVENT (Details) (USD $)					0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jul. 18, 2014 Subsequent Event Peninsula item
SUBSEQUENT EVENT
Purchase price					$ 13,285,000
Purchase price on contemplation of special dividend to shareholders prior to consummation					10,500,000
Assets	$ 595,869,000	$ 572,800,000	$ 553,501,000	$ 545,980,000	$ 132,000,000
Number of banking offices					6